Operating and Capital Lease Commitments and Total Rents - Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Lease cost:
Operating Lease, Cost	$ 4,881
Short-term Lease, Cost	1,047
Variable Lease, Cost	16
Total lease cost	5,944
Operating cash flows from operating leases	4,819
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 1,701
Operating Lease, Weighted Average Remaining Lease Term	2 years 8 months 12 days
Operating Lease, Weighted Average Discount Rate, Percent	9.00%
Maximum
Lease cost:
Initial term		12 months